GOING CONCERN (Details Narrative) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 23,515,665	$ 22,071,742